Concentrations of Risk	12 Months Ended
Mar. 31, 2026
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 15 — CONCENTRATIONS OF RISK

The Company is exposed to the following concentration of risk:

Information about major customers by revenue

	Percentage of revenue	Revenue	Percentage of revenue	Revenue	Percentage of revenue	Revenue
	2026		2025		2024
	%	US$	%	US$	%	US$
Customer A	15.30	2,472,101	25.66	4,776,665	21.78	3,730,157
Customer B	13.47	2,176,664	13.12	2,441,522	22.85	3,912,105
Customer C	29.64	4,788,727	21.60	4,020,852	21.82	3,737,092
Customer F	9.61	1,553,184	6.22	1,158,468	3.97	680,518
Customer G	14.56	2,352,725	14.01	2,607,951	5.98	1,024,206

Information about major customers by accounts receivable, net

	Percentage of accounts receivable	Accounts receivable	Percentage of accounts receivable	Accounts receivable	Percentage of accounts receivable	Accounts receivable
	2026		2025		2024
	%	US$	%	US$	%	US$
Customer A	8	81,571	26	367,298	7	82,361
Customer B	3	28,825	30	412,889	9	113,499
Customer C	16	100,225	7	99,865	16	199,563
Customer D	9	84,157	0	5,999	21	255,657
Customer E	25	247,388	8	107,863	19	233,018
Customer F	36	360,600	21	290,134	11	128,701

Information about major suppliers by cost of revenue

	Percentage of cost of revenue	Cost of revenue	Percentage of cost of revenue	Cost of revenue	Percentage of cost of revenue	Cost of revenue
	2026		2025		2024
	%	US$	%	US$	%	US$
Supplier A	82.4	11,487,899	85.3	13,794,711	84.9	12,691,607

Information about major suppliers by accounts payable

	Percentage of accounts payable	Account payable	Percentage of accounts payable	Account payable	Percentage of accounts payable	Account payable
	2026		2025		2024
	%	US$	%	US$	%	US$
Supplier A	86	1,311,040	77	1,312,445	100	987,666
Supplier B	10	157,935	23	397,607	-